Condensed Consolidated Statements of Changes In Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020			$ 58,636	$ 47,241,757		$ (20,945,664)	$ 26,354,729
Balance, shares at Dec. 31, 2020			58,636,365
Stock-based compensation expense			$ 484	4,507,990			4,508,474
Stock-based compensation expense, shares			483,901
Foreign currency cumulative translation adjustment					(2,691)		(2,691)
Net loss						(30,108,680)	(30,108,680)
Sale of Common Stock, net of issuance costs			$ 6,763	37,175,883			37,182,646
Sale of Common Stock, net of issuance costs, shares			6,763,091
Exercise of stock options			$ 505	122,465			$ 122,970
Exercise of stock options, shares			505,167				513,500
Sales of Common stock from exercise of warrants			$ 2,517	8,302,851			$ 8,305,368
Sales of Common stock from exercise of warrants, shares			2,516,778
Issuance of Common Stock for acquisition of MicaSense			$ 541	2,999,459			3,000,000
Issuance of Common Stock for acquisition of MicaSense, shares			540,541
Issuance of Common Stock for acquisition of Measure			$ 5,319	24,369,681			24,375,000
Issuance of Common Stock for acquisition of Measure, shares			5,319,145
Issuance of Common stock in exchange for professional services			$ 550	2,906,450			2,907,000
Issuance of Common stock in exchange for professional services, shares			550,000
Defined benefit plan obligation adjustment, net of tax					(67,903)		(67,903)
Balance at Dec. 31, 2021			$ 75,315	127,626,536	(70,594)	(51,054,344)	76,576,913
Balance, shares at Dec. 31, 2021			75,314,988
Conversion of Preferred Stock, Series F Convertible shares to Common Stock	$ (4)		$ 5,950	(5,946)
Conversion of Preferred Stock, Series F Convertible shares to Common Stock, shares	(3,689)		5,950,000
Dividends on Series F Preferred Stock				(94,694)			(94,694)
Issuance of restricted Common Stock			$ 316	(316)
Issuance of restricted Common Stock, shares			314,941
Stock-based compensation expense				3,058,741			3,058,741
Amortization of unrecognized periodic pension costs					100,487		100,487
Foreign currency cumulative translation adjustment					(220,060)		(220,060)
Net loss						(11,533,356)	(11,533,356)
Sale of Common Stock, net of issuance costs			$ 4,251	4,579,090			4,583,341
Sale of Common Stock, net of issuance costs, shares			4,251,151
Issuance of Preferred Stock, Series F Convertible, net of issuance cost	$ 10			9,919,990			9,920,000
Issuance of Preferred Stock, Series F Convertible, net of issuance cost, shares	10,000
Settlement of heldback shares from contingent liability related to Measure acquisition			$ (499)	2,812,999			2,812,500
Settlement of heldback shares from contingent liability related to Measure acquisition, shares			(498,669)
Exercise of stock options			$ 185	74,165			$ 74,350
Exercise of stock options, shares			185,000				185,000
Issuance of Common Stock for acquisition of senseFly			$ 1,927	2,998,073			$ 3,000,000
Issuance of Common Stock for acquisition of senseFly, shares			1,927,407
Balance at Sep. 30, 2022	$ 6		$ 87,445	150,968,638	(190,167)	(62,587,700)	88,278,222
Balance, shares at Sep. 30, 2022	6,311		87,444,818
Balance at Dec. 31, 2021			$ 75,315	127,626,536	(70,594)	(51,054,344)	76,576,913
Balance, shares at Dec. 31, 2021			75,314,988
Conversion of Preferred Stock, Series F Convertible shares to Common Stock		$ (4)	$ 6,805	(6,801)
Conversion of Preferred Stock, Series F Convertible shares to Common Stock, shares		(4,137)	6,804,545
Dividends on Series F Preferred Stock				(172,596)			(172,596)
Issuance of restricted Common Stock			$ 483	(483)
Issuance of restricted Common Stock, shares			482,191
Stock-based compensation expense				3,420,664			3,420,664
Amortization of unrecognized periodic pension costs					135,439		135,439
Foreign currency cumulative translation adjustment					(54,762)		(54,762)
Net loss						(58,253,723)	(58,253,723)
Sale of Common Stock, net of issuance costs			$ 4,251	4,579,090			4,583,341
Sale of Common Stock, net of issuance costs, shares			4,251,151
Issuance of Preferred Stock, Series F Convertible, net of issuance cost		$ 10		9,919,990			9,920,000
Issuance of Preferred Stock, Series F Convertible, net of issuance cost, shares		10,000
Settlement of heldback shares from contingent liability related to Measure acquisition			$ (499)	2,812,999			2,812,500
Settlement of heldback shares from contingent liability related to Measure acquisition, shares			(498,669)
Exercise of stock options			$ 185	74,165			$ 74,350
Exercise of stock options, shares			185,000				185,000
Issuance of Common Stock for acquisition of senseFly			$ 1,927	2,998,073			$ 3,000,000
Issuance of Common Stock for acquisition of senseFly, shares			1,927,407
Deemed dividend on Series F Preferred Stock				2,245,377		(2,245,377)
Relative fair value of warrants issued with promissory note				1,182,349			1,182,349
Balance at Dec. 31, 2022	$ 6	$ 6	$ 88,467	154,679,363	10,083	(111,553,444)	43,224,475
Balance, shares at Dec. 31, 2022	5,863	5,863	88,466,613
Balance at Jun. 30, 2022	$ 10		$ 82,445	147,686,141	84,355	(64,252,652)	83,600,299
Balance, shares at Jun. 30, 2022	9,690		82,445,570
Conversion of Preferred Stock, Series F Convertible shares to Common Stock	$ (4)		$ 5,450	(5,446)
Conversion of Preferred Stock, Series F Convertible shares to Common Stock, shares	(3,379)		5,450,000
Dividends on Series F Preferred Stock				(94,694)			(94,694)
Issuance of restricted Common Stock			$ 14	(14)
Issuance of restricted Common Stock, shares			12,917
Stock-based compensation expense				556,837			556,837
Amortization of unrecognized periodic pension costs					97,846		97,846
Foreign currency cumulative translation adjustment					(372,368)		(372,368)
Net loss						1,664,952	1,664,952
Settlement of heldback shares from contingent liability related to Measure acquisition			$ (499)	2,812,999			2,812,500
Settlement of heldback shares from contingent liability related to Measure acquisition, shares			(498,669)
Exercise of stock options			$ 35	12,815			12,850
Exercise of stock options, shares			35,000
Balance at Sep. 30, 2022	$ 6		$ 87,445	150,968,638	(190,167)	(62,587,700)	88,278,222
Balance, shares at Sep. 30, 2022	6,311		87,444,818
Balance at Dec. 31, 2022	$ 6	$ 6	$ 88,467	154,679,363	10,083	(111,553,444)	43,224,475
Balance, shares at Dec. 31, 2022	5,863	5,863	88,466,613
Conversion of Preferred Stock, Series F Convertible shares to Common Stock	$ (3)		$ 7,305	(7,302)
Conversion of Preferred Stock, Series F Convertible shares to Common Stock, shares	(2,588)		7,304,762
Dividends on Series F Preferred Stock				(170,277)			(170,277)
Conversion of warrants issued with promissory note and incremental value modification			$ 5,000	185,500			190,500
Conversion of warrants issued with promissory note and incremental value modification, shares			5,000,000
Issuance of restricted Common Stock			$ 388	(388)
Issuance of restricted Common Stock, shares			387,456
Stock-based compensation expense				1,125,209			1,125,209
Amortization of unrecognized periodic pension costs					43,302		43,302
Foreign currency cumulative translation adjustment					116,757		116,757
Net loss						(17,910,210)	(17,910,210)
Sale of Common Stock, net of issuance costs			$ 16,720	3,800,680			3,817,400
Sale of Common Stock, net of issuance costs, shares			16,720,000
Issuance of Preferred Stock, Series F Convertible, net of issuance cost	$ 3			2,999,997			3,000,000
Issuance of Preferred Stock, Series F Convertible, net of issuance cost, shares	3,000
Deemed dividend on Series F Preferred Stock and warrant				4,910,894		(4,910,894)
Balance at Sep. 30, 2023	$ 6		$ 117,880	167,523,676	170,142	(134,374,548)	33,437,156
Balance, shares at Sep. 30, 2023	6,275		117,878,831
Balance at Jun. 30, 2023	$ 7		$ 109,492	167,247,840	177,911	(126,354,420)	41,180,830
Balance, shares at Jun. 30, 2023	7,025		109,491,375
Conversion of Preferred Stock, Series F Convertible shares to Common Stock	$ (1)		$ 3,000	(2,999)
Conversion of Preferred Stock, Series F Convertible shares to Common Stock, shares	(750)		3,000,000
Dividends on Series F Preferred Stock				(49,122)			(49,122)
Conversion of warrants issued with promissory note and incremental value modification			$ 5,000	185,500			190,500
Conversion of warrants issued with promissory note and incremental value modification, shares			5,000,000
Issuance of restricted Common Stock			$ 388	(388)
Issuance of restricted Common Stock, shares			387,456
Stock-based compensation expense				142,845			142,845
Stock-based compensation expense, shares
Amortization of unrecognized periodic pension costs					(742)		(742)
Foreign currency cumulative translation adjustment					(7,027)		(7,027)
Net loss						(8,020,128)	(8,020,128)
Balance at Sep. 30, 2023	$ 6		$ 117,880	$ 167,523,676	$ 170,142	$ (134,374,548)	$ 33,437,156
Balance, shares at Sep. 30, 2023	6,275		117,878,831